Shareholder Report, Average Annual Return (Details)							1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	34 Months Ended	40 Months Ended	60 Months Ended	61 Months Ended	84 Months Ended
	May 10, 2023	Oct. 25, 2022	Jun. 23, 2022	Dec. 21, 2021	Jun. 29, 2021	Oct. 18, 2017	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000225893
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NYLI MacKay Core Plus Bond ETF*
C000238088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay ESG High Income ETF
C000248469
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NYLI MacKay Securitized Income ETF
C000184310
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYLI MacKay Muni Insured ETF
C000184311
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYLI MacKay Muni Intermediate ETF
C000222073
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NYLI MacKay California Muni Intermediate ETF
C000241259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI CBRE Real Assets ETF
C000234758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Large Cap Growth ETF
C000234759
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Focused Large Cap Growth ETF
Without Sales Load [Member] | C000225893
Average Annual Return [Line Items]
Average Annual Return, Percent								6.29%	14.21%					(1.15%)
Without Sales Load [Member] | C000238088
Average Annual Return [Line Items]
Average Annual Return, Percent								6.68%	15.26%		10.75%
Without Sales Load [Member] | C000248469
Average Annual Return [Line Items]
Average Annual Return, Percent								6.40%	12.79%						0.96%	0.96%
Without Sales Load [Member] | C000184310
Average Annual Return [Line Items]
Average Annual Return, Percent								2.80%	11.74%						1.12%		2.29%
Without Sales Load [Member] | C000184311
Average Annual Return [Line Items]
Average Annual Return, Percent								2.37%	7.97%						1.38%		2.41%
Without Sales Load [Member] | C000222073
Average Annual Return [Line Items]
Average Annual Return, Percent								2.05%	8.41%				(2.08%)
Without Sales Load [Member] | C000241259
Average Annual Return [Line Items]
Average Annual Return, Percent								12.95%	28.75%	8.48%
Without Sales Load [Member] | C000234758
Average Annual Return [Line Items]
Average Annual Return, Percent								14.57%	47.03%			28.42%
Without Sales Load [Member] | C000234759
Average Annual Return [Line Items]
Average Annual Return, Percent								15.24%	50.32%			30.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.31%	10.55%					(1.93%)
Bloomberg Very Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Very Liquid High Yield Index
Average Annual Return, Percent								6.61%	16.39%		11.93%
Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent								5.76%	11.34%						(0.48%)	(0.40%)
Bloomberg Municipal All Insured Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal All Insured Bond Index
Average Annual Return, Percent								2.59%	11.14%						1.18%		2.32%
Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return, Percent								2.01%	7.53%						1.14%		1.81%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent								2.00%	7.23%				(0.38%)
CBRE Real Assets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBRE Real Assets Blended Index
Average Annual Return, Percent								13.64%	28.16%	8.99%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent								16.36%	43.77%			27.09%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent								16.36%	43.77%			27.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.31%	10.55%		5.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.31%	10.55%						(0.23%)	(0.17%)
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent								2.46%	9.70%						1.05%		1.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Average Annual Return, Percent								2.46%	9.70%						1.05%		1.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent								2.46%	9.70%				(0.65%)
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent								11.13%	33.68%	20.96%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%	37.86%			20.63%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								13.85%	37.86%			20.63%